Operating Leases (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2019
Gain on extinguishment of debt	$ 1,459,787
Net of loss on disposal of the ROU asset	212,777
Sub lease income	254,902	$ 0
Financial guarantee liability	$ 182,200